DEBT - Narrative (Details)	3 Months Ended
	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 03, 2021 USD ($) facility
Debt Instrument [Line Items]
Debt outstanding	$ 1,297,934,000	$ 1,251,253,000
Line of Credit
Debt Instrument [Line Items]
Current borrowing capacity	353,100,000	401,100,000
Line of Credit | Subsidiaries
Debt Instrument [Line Items]
Maximum borrowing capacity	242,200,000	252,300,000
Current borrowing capacity	152,300,000	167,600,000
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 600,000,000
Debt outstanding	$ 231,889,000	183,909,000
Line of Credit | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Interest rate benchmark	0.00%
Line of Credit | Revolving Credit Facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread	1.00%
Line of Credit | Revolving Credit Facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread	2.75%
Line of Credit | Revolving Credit Facility | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread	0.00%
Line of Credit | Revolving Credit Facility | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread	1.75%
Line of Credit | Letter of Credit
Debt Instrument [Line Items]
Revolving credit facility drawn amount	$ 15,000,000.0	15,000,000.0
Loans Payable | Term Loan A and Term Loan B
Debt Instrument [Line Items]
Number of term loan facilities | facility			2
Debt outstanding	820,650,000	$ 823,875,000
Loans Payable | Term Loan A
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 300,000,000
Periodic principal payment	$ 1,900,000
Loans Payable | Term Loan A | LIBOR
Debt Instrument [Line Items]
Interest rate benchmark	0.00%
Loans Payable | Term Loan A | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread	1.00%
Loans Payable | Term Loan A | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread	2.75%
Loans Payable | Term Loan A | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread	0.00%
Loans Payable | Term Loan A | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread	1.75%
Loans Payable | Term Loan B
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 500,000,000
Periodic principal payment	$ 1,400,000
Loans Payable | Term Loan B | LIBOR
Debt Instrument [Line Items]
Interest rate benchmark	0.00%
Loans Payable | Term Loan B | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread	2.00%
Loans Payable | Term Loan B | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread	2.25%
Loans Payable | Term Loan B | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread	1.00%
Loans Payable | Term Loan B | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread	1.25%